SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS Alternative Asset Allocation VIP

Effective December 1, 2013, the following information is added to the disclosure contained in Part I: APPENDIX I-H – INVESTMENT PRACTICES AND TECHNIQUES in the fund’s Statement of Additional Information:

Direct Debt Instruments
Master Limited Partnerships (MLPs)
Municipal Leases, Certificates of Participation and Other Participation Interests
Municipal Securities
Securities as a Result of Exchanges or Workouts
Tax-Exempt Commercial Paper
Tax-Exempt Custodial Receipts
Tax-Exempt Pass-Through Securities

Please Retain This Supplement for Future Reference

November 29, 2013
SAISTKR-135